Pension and Other Employee Benefit Plans (Fair Value of Plan Assets by Asset Category) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025		Mar. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		¥ 1,720,955	¥ 1,784,082		¥ 1,956,619
Foreign | Common stocks | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		117,000	121,000
Foreign | Pooled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	14,000	11,000
Foreign | Pooled funds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	3,000	4,000
Foreign | Government bonds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		167,000	168,000
Foreign | Other | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		32,000	31,000
All Other | General account of life insurance companies
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[2]	108,000	118,000
All Other | Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		59,000	44,000
All Other | Net Asset Value
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[3]	428,000	408
Japan | Common stocks | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[4]	672,000	758,000
Japan | Pooled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	13,000	12,000
Japan | Pooled funds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	10,000	9,000
Japan | Government bonds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		84,000	83,000
Japan | Other | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		15,000	18,000
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		1,085,000	1,158,000
Level 1 | Foreign | Common stocks | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		117,000	121,000
Level 1 | Foreign | Pooled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	2,000	1,000
Level 1 | Foreign | Government bonds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		142,000	144,000
Level 1 | All Other | Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[5]	64,000	46,000
Level 1 | Japan | Common stocks | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[4]	672,000	758,000
Level 1 | Japan | Pooled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	4,000	5,000
Level 1 | Japan | Government bonds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		84,000	83,000
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		208,000	218,000
Level 2 | Foreign | Pooled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	12,000	10,000
Level 2 | Foreign | Pooled funds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	3,000	4,000
Level 2 | Foreign | Government bonds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		24,000	24,000
Level 2 | Foreign | Other | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		32,000	30,000
Level 2 | All Other | General account of life insurance companies
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[2]	108,000	118,000
Level 2 | All Other | Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		(5,000)	(2,000)	[1]
Level 2 | Japan | Pooled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	9,000	8,000
Level 2 | Japan | Pooled funds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	10,000	9,000
Level 2 | Japan | Other | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		¥ 15,000	¥ 18,000

[1]	These classes primarily include pension investment fund trusts. Investments in these classes are generally measured at fair value and can be redeemed within a short-term period upon request.
[2]	Investments in this class are measured at conversion value, which is equivalent to fair value.
[3]	In accordance with ASC 820, certain plan assets that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.
[4]	This class represents equity securities held in the employee retirement benefit trusts of ¥758 billion and ¥672 billion carried at fair value at March 31, 2025 and 2026, respectively, which are well-diversified across industries.
[5]	Amounts primarily include cash and short-term assets carried at fair value.